N-4	Jan. 25, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	TIAA-CREF LIFE SEPARATE ACCOUNT VA-1
Entity Central Index Key	0001067490
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]
PSF PGIM Jennison Focused Blend Portfolio-Class II
In Appendix A of the Intelligent Variable Annuity Prospectus the “Portfolios” table is updated to reflect a merger of the PSF PGIM Jennison Focused Blend Portfolio – Class II into the PSF PGIM Jennison Blend Portfolio – Class II effective December 11, 2023:

Portfolios	Current Expenses
PSF PGIM Jennison Blend Portfolio-Class II	0.86%
For more information these changes and about the portfolios in general, refer to the PGIM Portfolio Prospectus.
MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO
MATSON MONEY FIXED INCOME VI PORTFOLIO
In Appendix A of the Intelligent Variable Annuity prospectus the “Portfolios” table is updated to reflect changes made to the Matson portfolios effective January 1, 2024.

Portfolios	Current Expenses
Matson Money International Equity VI Portfolio	1.14%

Matson Money Fixed Income VI Portfolio	0.86%
For more information about these changes and about the portfolios in general, refer to the Matson Portfolio Prospectuses.

PSF PGIM Jennison Blend Portfolio Class II [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Jennison Blend Portfolio-Class II
Current Expenses [Percent]	0.86%
Matson Money International Equity VI Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Matson Money International Equity VI Portfolio
Current Expenses [Percent]	1.14%
Matson Money Fixed Income VI Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Matson Money Fixed Income VI Portfolio
Current Expenses [Percent]	0.86%